CONSOLIDATED STATEMENT OF INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Interest and similar income	S/ 19,930,169	S/ 19,869,256	S/ 18,798,495
Interest and similar expenses	(5,213,690)	(5,754,125)	(5,860,523)
Net interest, similar income and expenses	14,716,479	14,115,131	12,937,972
Provision for credit losses on loan portfolio	(2,873,454)	(3,943,301)	(3,957,143)
Recoveries of written-off loans	467,198	423,854	334,798
Provision for credit losses on loan portfolio, net of recoveries	(2,406,256)	(3,519,447)	(3,622,345)
Net interest, similar income and expenses, after provision for credit losses on loan portfolio	12,310,223	10,595,684	9,315,627
Other income
Commissions and fees	4,199,719	4,052,103	3,804,459
Net gain on foreign exchange transactions	1,542,318	1,359,805	886,126
Net gain on securities	400,686	362,295	425,144
Net gain on derivatives held for trading	51,917	156,195	53,665
Net exchange difference result	41,991	(41,058)	45,778
Others	584,648	514,779	440,653
Total other income	6,821,279	6,404,119	5,655,825
Insurance and reinsurance result
Insurance service result	1,848,025	1,693,617	1,602,421
Reinsurance result	(458,825)	(494,597)	(391,321)
Total insurance and reinsurance result	1,389,200	1,199,020	1,211,100
Medical services results
Total income	28,555,000	27,472,000	25,665,000
Other expenses
Salaries and employee benefits	(5,435,471)	(4,676,436)	(4,265,453)
Administrative expenses	(4,090,784)	(4,183,775)	(3,803,203)
Depreciation and amortization	(746,243)	(570,830)	(511,174)
Impairment loss on goodwill	0	(27,346)	(71,959)
Depreciation of right-of-use assets	(146,899)	(142,640)	(147,833)
Others	(568,386)	(773,269)	(534,601)
Total other expenses	(10,987,783)	(10,374,296)	(9,334,223)
Net result before income tax	9,947,553	7,824,527	6,848,329
Tax expense (income)	(2,864,899)	(2,201,275)	(1,888,451)
Net result after income tax	7,082,654	5,623,252	4,959,878
Attributable to:
Credicorp’s equity holders	6,925,377	5,501,254	4,865,540
Non-controlling interest	157,277	121,998	94,338
Net result after income tax	S/ 7,082,654	S/ 5,623,252	S/ 4,959,878
Net basic and dilutive earnings per share attributable to Credicorp’s equity holders (in soles):
Basic (in sol per share)	S/ 87.25	S/ 69.24	S/ 61.22
Diluted (in sol per share)	S/ 87.08	S/ 69.09	S/ 61.08
Medical Services
Medical services results
Total income	S/ 1,387,341	S/ 0	S/ 0
Cost of sales of medical services and medicines	(972,707)	0	0
Total medical services results	S/ 414,634	S/ 0	S/ 0